Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Summary of allocation of share-based compensation expenses
The table below sets forth the allocation of share-based compensation expenses:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Research and development expenses	1,061	11,577
General and administrative expenses	2,302	7,658
Cost of revenues	1,447	3,876
Sales and marketing expenses	688	3,790

Total	5,498	26,901

Schedule of share based payment award stock options valuation assumptions	The fair value of each option granted for the nine months ended September 30, 2019 and 2020 is estimated on the date of grant using the following assumptions:

	For the nine months ended September 30,
	2019	2020
Expected volatility	46.50%-46.90%	48.90%-52.20%
Expected dividends yield	0%	0%
Risk-free interest rate	2.10%-2.60%	0.30%-1.69%
Expected term (in years)	6	6
Fair value of underlying ordinary share (US$)	6.35-7.29	16.00-42.31

Schedule of share based compensation stock option activity
The following table presents a summary of the Company’s options activities for the nine months ended September 30, 2019 and 2020:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2019	6,991	2.13	3.40	29,468
Granted	2,072	3.50
Forfeited	(626)	2.52

Outstanding as of September 30, 2019	8,437	2.44	3.30	40,906

Outstanding as of January 1, 2020	8,329	2.43	3.06	97,000
Granted	888	4.00
Exercised	(1,987)	1.93
Forfeited	(247)	2.89

Outstanding as of September 30, 2020	6,983	2.76	2.98	161,159

Vested and exercisable as of September 30, 2019	—	—
Vested and exercisable as of September 30, 2020	3,156	2.12	1.70	74,874